Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Pension and other post-retirement benefits
Pension and other post-employment benefits
The Company provides defined contribution pension plans to substantially all of its employees. The Company’s contributions for 2017 were $7,232 (2016 - $3,941).
In conjunction with the utility acquisitions, the Company assumes defined benefit pension, supplemental executive retirement plans and OPEB plans for qualifying employees in the related acquired businesses. The legacy plans of the electricity and gas utilities are non-contributory defined pension plans covering substantially all employees of the acquired businesses. Benefits are based on each employee’s years of service and compensation. The Company also provides a defined benefit cash balance pension plan covering substantially all its new employees and current employees at its water utilities, under which employees are credited with a percentage of base pay plus a prescribed interest rate credit. During 2016, the Company permanently froze the accrual of retirement benefits for participants under certain existing plans. Subsequent to the effective date, these employees began accruing benefits under the Company’s cash balance plan. The OPEB plans provide health care and life insurance coverage to eligible retired employees. Eligibility is based on age and length of service requirements and, in most cases, retirees must cover a portion of the cost of their coverage.

10.	Pension and other post-employment benefits (continued)

(a)	Net pension and OPEB obligation
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2017	2016	2017	2016
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$247,215	$194,640	$61,888	$55,321
Projected benefit obligation assumed from business combination	256,486	45,099	97,761	6,891
Modifications to pension plan	—	(2,217)	—	(994)
Service cost	13,767	6,364	4,838	2,200
Interest cost	21,171	9,833	6,642	2,659
Actuarial (gain) loss	35,696	5,451	10,263	(2,165)
Contributions from retirees	—	—	1,821	413
Gain on curtailment	(849)	—	(4)	—
Benefits paid	(49,774)	(11,955)	(6,234)	(2,437)
Gain on foreign exchange	31	—	—	—
Projected benefit obligation, end of year	$523,743	$247,215	$176,975	$61,888
Change in plan assets
Fair value of plan assets, beginning of year	176,040	127,291	21,701	13,113
Plan assets acquired in business combination	184,510	31,280	91,532	7,465
Actual return on plan assets	63,250	12,994	19,733	1,398
Employer contributions	29,919	16,430	2,068	1,749
Benefits paid	(49,774)	(11,955)	(4,547)	(2,024)
Fair value of plan assets, end of year	$403,945	$176,040	$130,487	$21,701
Unfunded status	$(119,798)	$(71,175)	$(46,488)	$(40,187)
Amounts recognized in the consolidated balance sheets consists of:
Non-current assets	—	—	3,936	—
Current liabilities	(861)	(326)	(1,172)	(926)
Non-current liabilities	(118,937)	(70,849)	(49,252)	(39,261)
Net amount recognized	$(119,798)	$(71,175)	$(46,488)	$(40,187)

The accumulated benefit obligation for the pension plans was $490,108 and $236,110 as of December 31, 2017 and 2016, respectively.
On June 22, 2017, all Mountain Water employees were terminated as a result of the condemnation of the Mountain Water assets to the city of Missoula (note 23(a)). The pension and OPEB obligations of these employees remain with the Company. The assets and projected benefit obligations of the plans were revalued at June 30, 2017 and resulted in an actuarial gain of $2,354 recorded in other comprehensive income and a curtailment gain of $853 recorded against the loss on long-lived assets.

10.	Pension and other post-employment benefits (continued)

(a)	Net pension and OPEB obligation (continued)
During 2016, the Company permanently froze the accrual of retirement benefits for participants under certain of the existing plans. The plan amendments resulted in a decrease to the projected benefit obligation of $2,217 which is recorded as a prior service credit in OCI. In conjunction with the plan amendments, the assets and projected benefit obligations of amended plans were revalued at the closest month-end date which resulted in an actuarial loss of $8,204 recorded in OCI.

Change in AOCI (before tax)	Pension		OPEB
	Actuarial losses (gains)	Past service gains	Actuarial losses (gains)	Past service gains
Balance, January 1, 2016	$25,389	$(3,977)	$(1,192)	$—
Additions to AOCI	3,665	(2,217)	(2,610)	(994)
Amortization in current period	(1,482)	577	(59)	262
Balance at December 31, 2016	$27,572	$(5,617)	$(3,861)	$(732)
Additions to AOCI	(2,652)	—	(3,066)	—
Reclassification to regulatory accounts	1,136	—	3,515	—
Amortization in current period	(928)	622	230	262
Balance at December 31, 2017	$25,128	$(4,995)	$(3,182)	$(470)
Expected amortization in 2018	$(359)	$622	$170	$262

(b)	Assumptions
Weighted average assumptions used to determine net benefit cost for 2017 and 2016 were as follows:

	Pension benefits		OPEB
	2017	2016	2017	2016
Discount rate	4.01%	4.16%	4.12%	4.23%
Expected return on assets	7.01%	6.41%	3.88%	5.50%
Rate of compensation increase	3.00%	3.00%	N/A	N/A
Health care cost trend rate
Before Age 65			6.25%	6.50%
Age 65 and after			6.25%	6.50%
Assumed Ultimate Medical Inflation Rate			4.75%	4.75%
Year in which Ultimate Rate is reached			2023	2023

10.	Pension and other post-employment benefits (continued)

(b)	Assumptions (continued)
Weighted average assumptions used to determine net benefit obligation for 2017 and 2016 were as follows:

	Pension benefits		OPEB
	2017	2016	2017	2016
Discount rate	3.43%	3.95%	3.60%	4.04%
Rate of compensation increase	3.00%	3.00%	N/A	N/A
Health care cost trend rate
Before Age 65			6.25%	6.25%
Age 65 and after			6.25%	6.25%
Assumed Ultimate Medical Inflation Rate			4.75%	4.75%
Year in which Ultimate Rate is reached			2024	2023

The mortality assumption for December 31, 2017 was updated to the projected generationally scale MP-2017, adjusted to reflect the ultimate improvement rates in the 2017 Social Security Administration intermediate assumptions.
In selecting an assumed discount rate, the Company uses a modeling process that involves selecting a portfolio of high-quality corporate debt issuances (AA- or better) whose cash flows (via coupons or maturities) match the timing and amount of the Company’s expected future benefit payments. The Company considers the results of this modeling process, as well as overall rates of return on high-quality corporate bonds and changes in such rates over time, to determine its assumed discount rate.
The rate of return assumptions are based on projected long-term market returns for the various asset classes in which the plans are invested, weighted by the target asset allocations.
The effect of a one percent change in the assumed health care cost trend rate (“HCCTR”) for 2017 is as follows. The effects on total service and interest cost of a one percent change in HCCTR excludes the effects of Empire.

2017
Effect of a 1 percentage point increase in the HCCTR on:
Year-end benefit obligation	$30,329
Total service and interest cost	739
Effect of a 1 percentage point decrease in the HCCTR on:
Year-end benefit obligation	$(23,960)
Total service and interest cost	(589)

10.	Pension and other post-employment benefits (continued)

(c)	Benefit costs
The following table lists the components of net benefit costs for the pension plans and OPEB recorded as part of operating expenses in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2017	2016	2017	2016
Service cost	$13,767	$6,364	$4,838	$2,200
Interest cost	21,171	9,833	6,642	2,659
Expected return on plan assets	(24,842)	(11,208)	(6,404)	(954)
Amortization of net actuarial loss (gain)	1,140	1,482	(230)	60
Amortization of prior service credits	(622)	(577)	(262)	(262)
Gain on curtailments and settlements	(1,060)	—	(4)	—
Amortization of regulatory assets/liability	11,695	3,545	391	1,110
Net benefit cost	$21,249	$9,439	$4,971	$4,813

(d)	Plan assets
The Company’s investment strategy for its pension and post-employment plan assets is to maintain a diversified portfolio of assets with the primary goal of meeting long-term cash requirements as they become due.
The Company’s target asset allocation is as follows:

Asset Class	Target (%)	Range (%)
Equity securities	70%	49% - 79%
Debt securities	30%	21% - 51%
Other	—%	—%
The fair values of investments as of December 31, 2017, by asset category, are as follows:

Asset Class	Level 1	Percentage
Equity securities	402,725	72%
Debt securities	130,953	27%
Other	753	—%

As of December 31, 2017, the funds do not hold any material investments in APUC.

(e)	Cash flows
The Company expects to contribute $21,272 to its pension plans and $3,904 to its post-employment benefit plans in 2018.
The expected benefit payments over the next ten years are as follows:

	2018	2019	2020	2021	2022	2023-2027
Pension plan	$34,632	$31,118	$31,991	$35,919	$35,957	$188,777
OPEB	5,862	6,368	7,051	7,513	8,045	46,906